Loss per share (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
— continuing operations	$ (8,174)	$ (8,803)	$ (5,047)
— discontinued operations	(4,198)	(2,411)	0
Net loss	$ (12,372)	$ (11,214)	$ (5,047)
Weighted average shares used in calculating loss per share - basic and diluted	35,080,704	11,341,629	7,422,208
Loss from continuing operations per share – basic and diluted	$ (0.23)	$ (0.78)	$ (0.68)
Loss from discontinued operations per share – basic and diluted	(0.12)	(0.21)	0
Net loss per share – basic and diluted	$ (0.35)	$ (0.99)	$ (0.68)